Summarized Financial Information Included in Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Operating expenses		$ 744,716	$ 723,349	$ 638,513
Net loss	$ (28,992)	(30,058)	9,738	(50,805)
Wireless Service
Condensed Income Statements, Captions [Line Items]
Service revenues		$ 526,199	$ 524,740	503,426
Snap Acquisition
Condensed Income Statements, Captions [Line Items]
Operating expenses				26,076
Net loss				(4,950)
Snap Acquisition | Wireless Service
Condensed Income Statements, Captions [Line Items]
Service revenues				$ 19,357